Note 11 - Investments in Unconsolidated Entities - Sensitivities Analysis (Details) - OPay Digital Services Limited [member] - PWERM [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average equity value [member]
Statement Line Items [Line Items]
Change in assumption, percentage	10.00%
Decrease in assumption	$ (24,791)	$ (9,862)
Increase in assumption	24,791	9,862
Time to exit [member]
Statement Line Items [Line Items]
Decrease in assumption	47,872	16,219
Increase in assumption	$ (40,263)	(13,641)
Time to exit (Year)	1 year
Relative change in probability of sale [member]
Statement Line Items [Line Items]
Change in assumption, percentage	100.00%
Decrease in assumption	$ (630)	23,321
Increase in assumption	$ 630	(5,791)
Discount for lack of marketability1 [member]
Statement Line Items [Line Items]
Change in assumption, percentage	5.00%
Decrease in assumption	$ 14,072	4,768
Increase in assumption	$ (14,072)	(4,768)
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Change in assumption, percentage	5.00%
Decrease in assumption	$ 9,759	2,131
Increase in assumption	$ (9,202)	$ (2,045)
Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Statement Line Items [Line Items]
Change in assumption, percentage	5.00%
Decrease in assumption	$ (8,452)
Increase in assumption	$ 5,017